Concentration of Credit Risk - Schedule of Concentration of Sales and Accounts Receivable (Detail) - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Revenue
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Net Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	27.00%	31.00%	22.00%		15.00%	29.00%
Net Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	14.00%	18.00%	15.00%		28.00%	11.00%
Net Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	13.00%	6.00%	13.00%		12.00%	9.00%
Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%
Trade Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	19.00%	24.00%	17.00%		12.00%	12.00%
Trade Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	10.00%	13.00%	13.00%		23.00%	12.00%
Trade Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk percentage	3.00%	11.00%	4.00%	8.00%